SUPPLEMENTARY MINERAL RESERVE INFORMATION (UNAUDITED) (Notes)	12 Months Ended
Dec. 31, 2015
Supplementary Mineral Reserve Information [Abstract]
Supplementary Mineral Reserve Information
 SUPPLEMENTARY MINERAL RESERVE INFORMATION (UNAUDITED)
Recoverable proven and probable reserves have been calculated as of December 31, 2015, in accordance with Industry Guide 7 as required by the Securities Exchange Act of 1934. FCX’s proven and probable reserves may not be comparable to similar information regarding mineral reserves disclosed in accordance with the guidance in other countries. Proven and probable reserves were determined by the use of mapping, drilling, sampling, assaying and evaluation methods generally applied in the mining industry, as more fully discussed below. The term “reserve,” as used in the reserve data presented here, means that part of a mineral deposit that can be economically and legally extracted or produced at the time of the reserve determination. The term “proven reserves” means reserves for which (i) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; (ii) grade and/or quality are computed from the results of detailed sampling; and (iii) the sites for inspection, sampling and measurements are spaced so closely and the geologic character is sufficiently defined that size, shape, depth and mineral content of reserves are well established. The term “probable reserves” means reserves for which quantity and grade are computed from information similar to that used for proven reserves but the sites for sampling are farther apart or are otherwise less adequately spaced. The degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.
FCX’s reserve estimates are based on the latest available geological and geotechnical studies. FCX conducts ongoing studies of its ore bodies to optimize economic values and to manage risk. FCX revises its mine plans and estimates of proven and probable mineral reserves as required in accordance with the latest available studies.

Estimated recoverable proven and probable reserves at December 31, 2015, were determined using long-term average prices of $2.00 per pound for copper, $1,000 per ounce for gold and $10 per pound for molybdenum. For the three-year period ended December 31, 2015, LME spot copper prices averaged $2.97 per pound, London PM gold prices averaged $1,276 per ounce and the weekly average price for molybdenum quoted by Metals Week averaged $9.45 per pound.

The recoverable proven and probable reserves presented in the table below represent the estimated metal quantities from which FCX expects to be paid after application of estimated metallurgical recovery rates and smelter recovery rates, where applicable. Recoverable reserves are that part of a mineral deposit that FCX estimates can be economically and legally extracted or produced at the time of the reserve determination.

	Recoverable Proven and Probable Mineral Reserves
	Estimated at December 31, 2015
	Copper[a] (billion pounds)	Gold (million ounces)	Molybdenum (billion pounds)
North America	33.5	0.3	2.38
South America	30.8	—	0.67
Indonesia[b]	28.0	26.8	—
Africa (discontinued operations)	7.2	—	—
Consolidated[c]	99.5	27.1	3.05

Net equity interest[d]	79.3	24.6	2.73

a.
Consolidated recoverable copper reserves included 3.8 billion pounds in leach stockpiles (including 1.2 billion pounds at Tenke, which is reported as discontinued operations) and 1.0 billion pounds in mill stockpiles.

b.	Recoverable proven and probable reserves reflect estimates of minerals that can be recovered through the end of 2041 (refer to Note 13 for discussion of PT-FI's COW).

c.
Consolidated reserves represent estimated metal quantities after reduction for joint venture partner interests at the Morenci mine in North America and the Grasberg minerals district in Indonesia (refer to Notes 3 and 18 for further discussion of FCX's joint ventures). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.87 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 271.2 million ounces of silver in Indonesia, South America and North America, which were determined using long-term average prices of $10 per pound for cobalt and $15 per ounce for silver.

d.
Net equity interest reserves (including 4.1 billion pounds at Tenke, which is reported as discontinued operations) represent estimated consolidated metal quantities further reduced for noncontrolling interest ownership (refer to Note 3 for further discussion of FCX's ownership in subsidiaries). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.49 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 221.6 million ounces of silver in Indonesia, South America and North America.

	Recoverable Proven and Probable Mineral Reserves
	Estimated at December 31, 2015
		Average Ore Grade Per Metric Ton[a]					Recoverable Proven and Probable Reserves[b]
	Ore[a] (million metric tons)	Copper (%)	Gold (grams)		Molybdenum (%)		Copper (billion pounds)	Gold (million ounces)	Molybdenum (billion pounds)
North America
Developed and producing:
Morenci	3,574	0.27	—		—	[c]	14.1	—	0.17
Bagdad	1,253	0.33	—	[c]	0.02		7.6	0.1	0.38
Safford	84	0.43	—		—		0.8	—	—
Sierrita	2,319	0.23	—	[c]	0.03		10.2	0.1	1.04
Miami	—	—	—		—		0.1	—	—
Chino	237	0.45	0.02		—	[c]	2.2	0.1	0.01
Tyrone	13	0.42	—		—		0.3	—	—
Henderson	81	—	—		0.17		—	—	0.25
Climax	178	—	—		0.15		—	—	0.55
Undeveloped:
Cobre	79	0.35	—		—		0.3	—	—
South America
Developed and producing:
Cerro Verde	3,856	0.37	—		0.01		28.2	—	0.67
El Abra	399	0.44	—		—		2.6	—	—
Indonesia[d]
Developed and producing:
Deep Mill Level Zone	460	0.89	0.74		—		7.9	8.7	—
Grasberg open pit	129	1.08	1.29		—		2.7	4.5	—
Deep Ore Zone	116	0.56	0.69		—		1.2	2.0	—
Big Gossan	54	2.26	0.99		—		2.5	1.1	—
Undeveloped:
Grasberg Block Cave	962	1.03	0.78		—		18.4	15.6	—
Kucing Liar	395	1.27	1.09		—		9.4	6.4	—
Africa (discontinued operations)
Developed and producing:
Tenke Fungurume	99	3.19	—		—		7.2	—	—
Total 100% basis	14,288						115.7	38.6	3.07
Consolidated[e]							99.5	27.1	3.05
FCX’s equity share[f]							79.3	24.6	2.73

a.	Excludes material contained in stockpiles.

b.	Includes estimated recoverable metals contained in stockpiles.

c.	Amounts not shown because of rounding.

d.	Recoverable proven and probable reserves reflect estimates of minerals that can be recovered through the end of 2041 (refer to Note 13 for discussion of PT-FI's COW).

e.
Consolidated reserves represent estimated metal quantities after reduction for joint venture partner interests at the Morenci mine in North America and the Grasberg minerals district in Indonesia. Refer to Notes 3 and 18 for further discussion of FCX's joint ventures.

f.
Net equity interest reserves (including 4.1 billion pounds at Tenke, which is reported as discontinued operations) represent estimated consolidated metal quantities further reduced for noncontrolling interest ownership. Refer to Note 3 for further discussion of FCX's ownership in subsidiaries.